Capital Stock - Schedule of Repurchase Activities under NCIB and SVS Held for Delivery under SBC Plans (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended			13 Months Ended
	Dec. 31, 2020	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation			$ 0.1	$ 67.3	$ 75.5
Aggregate cost of SVS repurchased for delivery under SBC plans			19.1	$ 9.2	$ 22.4
Accrual for repurchase of stock under automatic share purchase plan	$ 15.0		$ 15.0
SVS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)			6,200.0000	8,300,000	6,800,000
Aggregate cost of SVS repurchased for delivery under SBC plans			$ 19.1	$ 9.2	$ 22.4
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)			2,900,000	1,200,000	2,100,000
Number of SVS held by trustee for delivery under SBC plans (in shares)	2,400,000		2,400,000	1,700,000	1,900,000	1,700,000
Value of SVS held by trustee for delivery under SBC plans	$ 15.7		$ 15.7	$ 14.8	$ 20.2	$ 14.8
SVS | 2017 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation					$ 75.5
Number of SVS repurchased for cancellation (in millions) (in shares)					6,800,000
Number of shares authorized to be repurchased (in shares)		10,500,000
Share price					$ 11.10
SVS | 2018 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation				$ 67.3
Number of SVS repurchased for cancellation (in millions) (in shares)				8,300,000
Number of shares authorized to be repurchased (in shares)						9,500,000
Share price				$ 8.15
SVS | 2020 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation	$ 0.1
Number of SVS repurchased for cancellation (in millions) (in shares)	6,200
Share price	$ 7.45